Note 11 - Finance Cost and Income - Interest Expense (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Financial liabilities measured at amortized cost	R$ (477.6)	R$ (545.6)	R$ (423.1)
Liabilities at fair value through profit or loss	(1,076.2)	(961.0)	(601.3)
Fair value hedge - hedged items	(19.7)	(49.3)	(22.4)
Fair value hedge - hedging instruments	1.9	8.6	(15.8)
	R$ (1,571.6)	R$ (1,547.3)	R$ (1,062.6)